Note 6 - Accrued Liabilities - Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accrued personnel related costs	$ 517	$ 734
Accrued research and development expenses	486	176
Other accrued expenses	252	266
	$ 1,255	$ 1,176